SEGMENT INFORMATION (TABLES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Global Segment Results
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 15% of consolidated net sales in 2011 and 16% in 2010 and 2009.

Amounts in millions of dollars except per share amounts or as otherwise specified.

72 The Procter & Gamble Company	Notes to Consolidated Financial Statements

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2011	$20,157	$3,607	$2,686	$439	$12,802	$542
	2010	19,491	3,648	2,712	503	11,825	534
	2009	18,924	3,558	2,664	454	11,987	526
GROOMING	2011	8,025	2,183	1,631	593	21,608	335
	2010	7,631	2,007	1,477	625	21,259	259
	2009	7,408	1,900	1,359	721	22,205	294
HEALTH CARE	2011	12,033	2,720	1,796	359	7,796	409
	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
SNACKS AND PET CARE	2011	3,156	356	241	102	1,324	143
	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
FABRIC CARE AND HOME CARE	2011	24,837	4,714	3,009	582	11,257	850
	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
BABY CARE AND FAMILY CARE	2011	15,606	3,181	1,978	549	7,184	912
	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
CORPORATE(1)	2011	(1,255)	(1,572)	456	214	76,383	115
	2010	(1,353)	(2,262)	(817)	287	70,653	187
	2009	(1,329)	(1,709)	(214)	224	75,634	264
TOTAL COMPANY	2011	82,559	15,189	11,797	2,838	138,354	3,306
	2010	78,938	15,047	10,946	3,108	128,172	3,067
	2009	76,694	14,413	10,680	3,016	134,833	3,238

(1)
The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.